Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Obligations

As of December 31, 2024 and 2023, the Company had the following lease obligations:

		December 31,	December 31,
Discount Rate	Maturity	2024	2023
1.5% - 3.0%	2024-2025	€32,367	€37,579
1.5% - 3.0%	2024-2025	3,958	18,487
		€36,325	€56,066

Schedule of Lease Liabilities
Balance - December 31, 2022	€95,059
Lease liability additions	19,353
Repayment of Lease liability	(60,523)
Interest expense on lease liabilities	2,177
Balance - December 31, 2023	€56,066
Lease liability additions from lease modification	41,944
Repayment of Lease liability	(63,996)
Interest expense on lease liabilities	2,311
Balance - December 31, 2024	€36,325

Schedule of Maturity Lease Liabilities	The following table summarizes the maturity of our lease liabilities as of December 31, 2024:
2025	€33,020
2026	4,000
Total lease payments	37,020
Less: financing cost	(695)
Lease liabilities	€36,325

Schedule of Right-of-Use Assets

As of December 31, 2024 and 2023, the Company has right-of-use assets as follows:

Balance - December 31, 2022	€94,106
Additions	19,353
Depreciation	(58,524)
Balance - December 31, 2023	€54,935
Additions from lease modification	41,944
Depreciation	(61,568)
Balance - December 31, 2024	€35,311